Investments in Other Entities	12 Months Ended
Dec. 31, 2025
Disclosure of joint ventures [abstract]
Investments in Other Entities	Investments in Other Entities
As of December 31, 2025 and 2024 the investment in other entities is comprised of the following:

	2025	2024
Investment in Associates and Joint Ventures	Ps. 10,588	Ps. 10,233
Details of the investment in associates and joint ventures accounted for under the equity method at the end of the reporting period are as follows:

			Percentage Owned		Carrying Amount
Investee	Principal Activity	Country	2025	2024	2025	2024
Joint ventures:
Planta Nueva Ecología de Tabasco, S.A. de C.V.	Recycling	Mexico	50.0%	50.0%	Ps. 1,247	Ps. 1,392
Fountain Agua Mineral, LTDA	Beverages	Brazil	50.0%	50.0%	962	818
Dispensadoras de Café, S.A.P.I. de C.V.	Services	Mexico	100.0%	50.0%	—	239

Associates:
Promotora Industrial Azucarera, S.A. de C.V. (“PIASA”) (1)	Sugar production	Mexico	36.4%	36.4%	3,871	3,654
Jugos del Valle, S.A.P.I. de C.V. (1)	Beverages	Mexico	28.2%	28.2%	3,793	3,466
Leao Alimentos e Bebidas, LTDA (1)	Beverages	Brazil	25.1%	25.1%	268	212
Industria Envasadora de Querétaro, S.A. de C.V. (“IEQSA”) (1)	Canned bottling	Mexico	26.5%	26.5%	210	195
Industria Mexicana de Reciclaje, S.A. de C.V. (“IMER”) (1)	Recycling	Mexico	35.0%	35.0%	79	91
Alimentos de Soja S.A.U.	Beverages	Argentina	10.7%	10.7%	26	48
Others	Various	Various	Various	Various	132	118
Total					Ps. 10,588	Ps. 10,233
Accounting method:
(1) The Company has significant influence due to the fact that it has power to participate in the financial and operating policy decisions of the investee.

During 2024 the Company made capital contributions to Planta Nueva Ecología de Tabasco S.A. de C.V. for an amount of Ps. 320. There were no changes in the ownership percentage as a result of capital contributions made by the other shareholders.

During 2025 the Company received dividends from Dispensadoras de Café, S.A.P.I. de C.V. for an amount of Ps. 23. As Of December 31, 2025, the Company acquired 100% ownership from Dispensadoras de Café, S.A.P.I. de C.V. This transaction did not qualify as a business combination, the net assets in the consolidated financial statements are of Ps. 22

During 2023 the Company received dividends from Promotora Industrial Azucarera, S.A. de C.V. for an amount of Ps. 79.

During 2025 and 2024 the Company made capital contributions to Jugos del Valle, S.A.P.I. de C.V. for an amounts of Ps. 167, and Ps. 482, respectively. There were no changes in the ownership percentage.

During 2024 the Company received dividends from Industria Envasadora de Querétaro, S.A. de C.V. for an amount of Ps. 19.

During 2025 and 2023, the Company recognized an impairment on its investment in Alimentos de Soja S.A.U. for an amounts of Ps. 13 and 143, respectively, recognized in the South America segment.
For the years ended December 31, 2025, 2024 and 2023 the equity earnings recognized for associates were Ps. 510, Ps. 294, and Ps. 25, respectively.
For the years ended December 31, 2025, 2024 and 2023 the equity earnings recognized for joint ventures were Ps.21 Ps. 12 and Ps. 190, respectively.